Other Receivables - Summary of lease investment and net lease investment (Detail) - Other receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases By Lessor [Line Items]
Undiscounted lease payments	₩ 141,208	₩ 138,170
Unrealized interest income	(38,266)	(36,094)
Present value of minimum lease payment	102,942	102,076
Less than 1 year [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	24,965	48,127
1 year - 3 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	31,840	19,861
3 years – 5 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	20,820	5,371
Over 5 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	₩ 63,583	₩ 64,811